Note 5 Main margins and profit by operating segments (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
income by operating segment [Line Items]
Interest income		€ 13,403	€ 10,962
Gross profit		11,509	10,259
Profit (loss) before tax		4,787	2,889
Profit (loss), attributable to owners of parent		3,001	1,911
Group BBVA [Member]
income by operating segment [Line Items]
Interest income		8,551	6,955	[1]
Gross profit		11,509	10,259	[1]
Profit (loss) before tax		4,787	2,889	[1]
Profit (loss), attributable to owners of parent		3,001	1,911	[1]
SPAIN
income by operating segment [Line Items]
Interest income		1,763	1,761	[1]
Gross profit		3,069	3,035	[1]
Profit (loss) before tax		1,414	985	[1]
Profit (loss), attributable to owners of parent		808	725	[1]
MEXICO
income by operating segment [Line Items]
Interest income		3,684	2,771	[1]
Gross profit		4,887	3,604	[1]
Profit (loss) before tax		2,502	1,593	[1]
Profit (loss), attributable to owners of parent		1,821	1,119	[1]
TURKEY
income by operating segment [Line Items]
Interest income		1,163	1,036	[1]
Gross profit		1,342	1,571	[1]
Profit (loss) before tax		637	952	[1]
Profit (loss), attributable to owners of parent		62	384	[1]
South America [Member]
income by operating segment [Line Items]
Interest income		1,849	1,328	[1]
Gross profit		1,975	1,480	[1]
Profit (loss) before tax		738	414	[1]
Profit (loss), attributable to owners of parent		413	210	[1]
Rest of business [Member]
income by operating segment [Line Items]
Interest income		155	141	[1]
Gross profit		384	422	[1]
Profit (loss) before tax		162	205	[1]
Profit (loss), attributable to owners of parent		128	159	[1]
Corporative Center [Member]
income by operating segment [Line Items]
Interest income	[2]	64	82	[1]
Gross profit	[2]	(147)	146	[1]
Profit (loss) before tax	[2]	(667)	(1,259)	[1]
Profit (loss), attributable to owners of parent	[2]	€ (230)	€ (687)	[1]

[1]	(*) In the first quarter of 2022 the Group changed the allocation criteria for certain expenses related to global technology projects between the Corporate Center and the business areas, therefore, to ensure that year-on-year comparisons are homogeneous, the figures corresponding to the financial year 2021 have been revised, which has not affected the consolidated financial information of the Group. Also in the first quarter of 2022, an equity team from the Global Markets unit was transferred from Spain to New York, with the corresponding transfer of the costs associated with this reallocation from Spain to Rest of Business.
[2]	(**) Corresponds to the impact gross of taxes for the purchase of Tree Inversiones Inmobiliarias SOCIMI, S.A.U. (Tree) to Merlin Properties SOCIMI, S.A. (see Note 16).